Share buy-back plans (Details) - USD ($)	12 Months Ended			72 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Feb. 10, 2021	Dec. 02, 2019	Dec. 06, 2018	Feb. 15, 2018
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)	3,452,000			3,452,000
Subsequent Event
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)					2,000,000
2018 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)							2,500,000	1,000,000.0
2019 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)						3,500,000
Common share repurchase program, remaining authorized repurchase amount						$ 125,000,000
2021 Common Share Buy-Back Program | Subsequent Event
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)					2,000,000
Common Share Buy-Back Program
Class of Stock [Line Items]
Acquired number of shares (in shares)	3,452,000	2,293,788	1,254,212	7,000,000
Average cost per share (in dollars per share)	$ 25.10	$ 35.55	$ 38.62	$ 30.95
Total cost	$ 86,639,889	$ 81,534,076	$ 48,442,768	$ 216,616,733